Convertible Note (Details) - USD ($)								12 Months Ended
		Oct. 10, 2024	May 09, 2024	Mar. 27, 2024	Dec. 13, 2023	Mar. 07, 2023	Dec. 19, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Convertible Note [Line Items]
Par value per share (in Dollars per share)	[1]
Gross proceeds (in Dollars)									$ 1,595,000	$ 1,063,333
Net carrying amount of convertible notes (in Dollars)
Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)							$ 1,595,000
Par value per share (in Dollars per share)							$ 0.08
Gross proceeds (in Dollars)							$ 1,500,000
Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)						$ 2,126,667
Par value per share (in Dollars per share)						$ 0.08
Gross proceeds (in Dollars)						$ 2,000,000
Convertible Note – 2022-2 (new) [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)					$ 531,667
Par value per share (in Dollars per share)					$ 2
Gross proceeds (in Dollars)					$ 500,000
Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)				$ 531,667
Par value per share (in Dollars per share)				$ 2
Gross proceeds (in Dollars)				$ 500,000
Convertible Note – 2023-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)			$ 797,500
Par value per share (in Dollars per share)			$ 2
Gross proceeds (in Dollars)			$ 750,000
Convertible Note – 2024-1 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)		$ 797,500
Par value per share (in Dollars per share)		$ 2
Gross proceeds (in Dollars)		$ 750,000
Material Terms of the Convertible Note 2024-1 [Member] | Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Ordinary shares issued									1,509,385
Material Terms of the Convertible Note 2024-2 [Member] | Convertible Note – 2023-2 [Member]
Convertible Note [Line Items]
Ordinary shares issued									368,514
Material Terms Of The Convertible Note 2022-2 [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Ordinary shares issued									874,788	608,525
Fair value amount(in Dollars)										$ 844,000
Material Terms Of The Convertible Note 2023-1 [Member] | Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Ordinary shares issued										7,417,064	987,881
Fair value amount(in Dollars)										$ 1,969,807	$ 225,000
Material Terms Of The Convertible Note 2023-2 [Member] | Convertible Note – 2022-2 (new) [Member]
Convertible Note [Line Items]
Ordinary shares issued									813,477

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.